UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
February 28, 2019
MFS®  Growth Fund

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace – 0.2%
FLIR Systems, Inc.	832,437	$ 42,828,884
Alcoholic Beverages – 1.0%
Constellation Brands, Inc., “A”	882,562	$ 149,294,188
Pernod Ricard S.A.	288,791	49,732,676
		$ 199,026,864
Apparel Manufacturers – 1.4%
NIKE, Inc., “B”	3,253,781	$ 278,946,645
Biotechnology – 2.9%
Biogen, Inc. (a)	427,370	$ 140,181,634
Biomarin Pharmaceutical, Inc. (a)	465,443	43,407,214
Illumina, Inc. (a)	236,608	74,003,884
Regeneron Pharmaceuticals, Inc. (a)	212,761	91,644,673
Vertex Pharmaceuticals, Inc. (a)	1,231,974	232,535,093
		$ 581,772,498
Broadcasting – 2.3%
Netflix, Inc. (a)	1,279,167	$ 458,069,703
Brokerage & Asset Managers – 1.8%
Charles Schwab Corp.	2,236,892	$ 102,919,401
Intercontinental Exchange, Inc.	3,452,028	266,323,960
		$ 369,243,361
Business Services – 10.8%
CoStar Group, Inc. (a)	47,209	$ 21,599,534
Fidelity National Information Services, Inc.	1,899,662	205,448,445
Fiserv, Inc. (a)	5,394,463	456,857,072
FleetCor Technologies, Inc. (a)	831,863	194,057,001
Global Payments, Inc.	2,045,356	266,673,515
MSCI, Inc.	912,179	168,497,705
PayPal Holdings, Inc. (a)	2,511,519	246,304,668
Total System Services, Inc.	650,279	61,386,338
TransUnion	1,626,318	104,995,090
Verisk Analytics, Inc., “A”	2,586,401	326,998,678
Worldpay, Inc. (a)	1,443,185	138,257,123
		$ 2,191,075,169
Cable TV – 1.0%
Charter Communications, Inc., “A” (a)	176,408	$ 60,844,883
Comcast Corp., “A”	3,679,265	142,277,178
		$ 203,122,061
Computer Software – 15.7%
Adobe Systems, Inc. (a)	3,258,516	$ 855,360,450
Intuit, Inc.	1,592,626	393,585,663
Microsoft Corp.	11,716,227	1,312,568,911
PTC, Inc. (a)	519,808	48,248,579
Salesforce.com, Inc. (a)	3,493,025	571,633,541
		$ 3,181,397,144

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 1.7%
Apple, Inc.	1,558,461	$ 269,847,522
Square, Inc., “A” (a)	803,490	65,275,528
		$ 335,123,050
Construction – 2.6%
Sherwin-Williams Co.	718,419	$ 311,219,111
Vulcan Materials Co.	1,889,942	210,652,935
		$ 521,872,046
Consumer Products – 1.5%
Colgate-Palmolive Co.	2,364,121	$ 155,724,650
Estee Lauder Cos., Inc., “A”	941,049	147,688,230
		$ 303,412,880
Consumer Services – 0.7%
Bookings Holdings, Inc. (a)	80,053	$ 135,853,143
Electrical Equipment – 2.4%
AMETEK, Inc.	2,205,214	$ 175,490,930
Amphenol Corp., “A”	1,733,306	162,878,765
Fortive Corp.	1,690,876	137,924,755
		$ 476,294,450
Electronics – 0.5%
Analog Devices, Inc.	969,542	$ 103,702,212
Energy - Independent – 0.7%
Concho Resources, Inc.	446,469	$ 49,111,590
Pioneer Natural Resources Co.	661,583	93,250,124
		$ 142,361,714
Food & Beverages – 0.2%
Monster Worldwide, Inc. (a)	649,006	$ 41,426,053
Gaming & Lodging – 1.4%
Hilton Worldwide Holdings, Inc.	1,074,833	$ 89,318,622
Marriott International, Inc., “A”	1,332,580	166,932,297
Wynn Resorts Ltd.	238,298	30,154,229
		$ 286,405,148
General Merchandise – 1.0%
Dollar General Corp.	789,778	$ 93,557,102
Dollar Tree, Inc. (a)	1,177,612	113,439,364
		$ 206,996,466
Insurance – 1.6%
Aon PLC	1,877,499	$ 322,047,403
Internet – 9.6%
Alibaba Group Holding Ltd., ADR (a)	452,072	$ 82,742,738
Alphabet, Inc., “A” (a)	716,081	806,701,051
Alphabet, Inc., “C” (a)	411,107	460,406,952
Facebook, Inc., “A” (a)	3,426,936	553,278,817
Spotify Technology S.A. (a)	291,494	40,849,969
		$ 1,943,979,527

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.9%
Activision Blizzard, Inc.	3,163,339	$ 133,303,105
Electronic Arts, Inc. (a)	2,630,596	251,958,485
		$ 385,261,590
Machinery & Tools – 1.4%
Roper Technologies, Inc.	859,053	$ 278,032,503
Medical Equipment – 10.2%
Abbott Laboratories	3,219,502	$ 249,897,745
Boston Scientific Corp. (a)	5,270,080	211,435,610
Danaher Corp.	3,396,852	431,468,141
Edwards Lifesciences Corp. (a)	820,524	138,906,508
Medtronic PLC	3,559,646	322,147,963
Stryker Corp.	955,461	180,113,953
Thermo Fisher Scientific, Inc.	2,059,311	534,535,356
		$ 2,068,505,276
Other Banks & Diversified Financials – 8.3%
Mastercard, Inc., “A”	3,413,559	$ 767,265,657
Visa, Inc., “A”	6,245,736	925,118,416
		$ 1,692,384,073
Pharmaceuticals – 2.3%
Elanco Animal Health, Inc. (a)(l)	293,283	$ 8,868,878
Eli Lilly & Co.	1,064,260	134,405,395
Zoetis, Inc.	3,444,977	324,620,183
		$ 467,894,456
Railroad & Shipping – 2.1%
Canadian Pacific Railway Ltd.	875,734	$ 180,821,556
Union Pacific Corp.	1,453,382	243,732,162
		$ 424,553,718
Restaurants – 0.9%
Chipotle Mexican Grill, Inc., “A” (a)	139,798	$ 84,931,479
Starbucks Corp.	1,412,921	99,271,829
		$ 184,203,308
Specialty Stores – 7.7%
Amazon.com, Inc. (a)	708,731	$ 1,162,198,356
Costco Wholesale Corp.	620,976	135,832,290
Lululemon Athletica, Inc. (a)	414,064	62,283,507
Ross Stores, Inc.	2,214,945	210,043,234
		$ 1,570,357,387
Telecommunications - Wireless – 1.6%
American Tower Corp., REIT	1,866,177	$ 328,727,079
Tobacco – 0.4%
Philip Morris International, Inc.	1,008,000	$ 87,635,520
Total Common Stocks		$ 19,812,511,331
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 2.49% (v)	426,873,718	$ 426,873,718

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund, 2.31% (j)	6,301,378	$ 6,301,378

Other Assets, Less Liabilities – 0.1%		24,636,768
Net Assets – 100.0%		$ 20,270,323,195
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $426,873,718 and $19,818,812,709, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$19,812,511,331	$—	$—	$19,812,511,331
Mutual Funds	433,175,096	—	—	433,175,096
Total	$20,245,686,427	$—	$—	$20,245,686,427
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At February 28, 2019, the value of securities loaned was $6,997,778. These loans were collateralized by cash of $6,301,378 and U.S. Treasury Obligations (held by the lending agent) of $771,084.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	566,480,968	466,256,533	(605,863,783)	426,873,718
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(15,199)	$(15,563)	$—	$2,966,445	$426,873,718

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 16, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2019

*	Print name and title of each signing officer under his or her signature.